March 18, 2020

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission (“SEC”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price International Fund, Inc.

     T. Rowe Price Overseas Stock Fund—Investor Class

T. Rowe Price Overseas Stock Fund—Advisor Class

     T. Rowe Price Overseas Stock Fund—I Class

   T. Rowe Price Overseas Stock Fund—Z Class

   File Nos. 002-65539/811-2958

Dear Mr. O’Connell,

This letter accompanies our filing of the information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relating to the above-referenced fund’s prospectus filed under Rule 497(c) on March 2, 2020. This amendment is being filed solely for the purpose of submitting interactive data files that contain the risk/return summary information set forth in response to Items 2, 3, and 4 of Form N-1A.

There are no changes to the Statement of Additional Information.

Please contact me at 410-345-2446, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Charina Jones
Charina Jones